Intangible Assets - Additional information (Details) - USD ($) $ in Thousands	Jul. 31, 2024	Jan. 31, 2024
Intangible Assets
Intangible assets, net	$ 303,871	$ 251,047
Remainder of fiscal 2025	33,100
2026	63,900
2027	49,200
2028	42,000
2029	33,600
Thereafter	$ 82,100